Cover	Dec. 12, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 12, 2023
Entity File Number	001-441151
Entity Registrant Name	Power & Digital Infrastructure Acquisition II Corp.
Entity Central Index Key	0001855474
Entity Tax Identification Number	86-2962208
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	321 North Clark Street
Entity Address, Address Line Two	Suite 2440
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60654
City Area Code	312
Local Phone Number	262-5642
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units Each Consisting Of One Share Of Class Common Stock And Onehalf Of One Redeemable Warrant [Member]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-half of one redeemable warrant
Trading Symbol	XPDBU
Security Exchange Name	NASDAQ
Class Common Stock Par Value 0. 0001 Per Share [Member]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	XPDB
Security Exchange Name	NASDAQ
Warrants Included As Part Of Units Each Whole Warrant Exercisable For One Share Of Class Common Stock At Exercise Price Of 11. 50 [Member]
Title of 12(b) Security	Warrants included as part of the units, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	XPDBW
Security Exchange Name	NASDAQ